Columbia Variable Portfolio – Long Government/Credit Bond Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Agency 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	2,269,910	2,106,087
Series 2017-20E Class 1
05/01/2037	2.880%	202,259	187,552
Series 2017-20F Class 1
06/01/2037	2.810%	1,718,407	1,558,359
Series 2017-20G Class 1
07/01/2037	2.980%	1,431,377	1,328,548
Series 2017-20H Class 1
08/01/2037	2.750%	1,342,391	1,234,985
Series 2017-20I Class 1
09/01/2037	2.590%	2,099,811	1,906,637
Total Asset-Backed Securities — Agency (Cost $9,064,155)			8,322,168

Corporate Bonds & Notes 46.3%

Aerospace & Defense 3.9%
BAE Systems PLC(a)
02/15/2031	1.900%	3,130,000	2,664,166
03/26/2034	5.300%	12,774,000	12,931,551
Boeing Co. (The)
08/01/2059	3.950%	12,354,000	8,412,376
05/01/2060	5.930%	1,230,000	1,156,198
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,910,000	2,945,597
06/01/2034	5.350%	6,375,000	6,435,399
Lockheed Martin Corp.
02/15/2055	5.200%	3,290,000	3,111,962
Northrop Grumman Corp.
06/01/2043	4.750%	4,425,000	3,996,455
10/15/2047	4.030%	6,765,000	5,395,691
Raytheon Technologies Corp.
02/27/2053	5.375%	3,557,000	3,395,397
United Technologies Corp.
07/15/2038	6.125%	7,375,000	7,877,790
11/01/2046	3.750%	3,000	2,283
Total			58,324,865
Banking 5.1%
Bank of America Corp.(b)
01/24/2036	5.511%	3,924,000	3,993,817
03/20/2051	4.083%	13,690,000	10,751,685
Citigroup, Inc.
07/23/2048	4.650%	4,255,000	3,623,674
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup, Inc.(b)
03/04/2056	5.612%	3,280,000	3,201,386
Subordinated
02/13/2035	5.827%	5,035,000	5,003,688
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	4,560,000	4,442,578
01/28/2056	5.734%	6,160,000	6,139,708
HSBC Holdings PLC(b)
03/03/2036	5.450%	3,430,000	3,411,820
JPMorgan Chase & Co.(b)
11/29/2045	5.534%	15,093,000	14,937,449
Morgan Stanley(b)
11/19/2055	5.516%	6,814,000	6,657,206
US Bancorp(b)
02/12/2036	5.424%	3,776,000	3,801,712
Wells Fargo & Co.(b)
04/04/2051	5.013%	10,710,000	9,636,013
Total			75,600,736
Cable and Satellite 1.8%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	13,700,000	11,325,041
Comcast Corp.
05/15/2053	5.350%	1,970,000	1,836,369
06/01/2054	5.650%	1,237,000	1,211,804
11/01/2056	2.937%	9,750,000	5,725,455
NBCUniversal Media LLC
01/15/2043	4.450%	7,742,000	6,676,867
Total			26,775,536
Chemicals 0.1%
LYB International Finance III LLC
04/01/2051	3.625%	2,550,000	1,709,962
Construction Machinery 0.3%
United Rentals North America, Inc.
02/15/2031	3.875%	4,075,000	3,697,167
Diversified Manufacturing 0.3%
Carrier Global Corp.
04/05/2040	3.377%	6,305,000	4,954,466
Electric 6.0%
AEP Texas, Inc.
01/15/2050	3.450%	11,480,000	7,878,755
CenterPoint Energy, Inc.
09/01/2049	3.700%	2,439,000	1,743,105

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	2,885,000	2,942,544
Constellation Energy Generation LLC
03/15/2054	5.750%	2,900,000	2,792,147
Dominion Resources, Inc.
12/01/2044	4.700%	5,510,000	4,734,973
Duke Energy Carolinas LLC
01/15/2054	5.400%	3,845,000	3,705,506
Duke Energy Corp.
08/15/2052	5.000%	10,555,000	9,206,194
Duke Energy Indiana LLC
04/01/2050	2.750%	955,000	582,837
Entergy Mississippi LLC
04/15/2055	5.800%	1,590,000	1,581,258
Eversource Energy
07/15/2034	5.950%	3,725,000	3,867,077
Exelon Corp.
03/15/2052	4.100%	9,474,000	7,285,042
03/15/2053	5.600%	7,582,000	7,300,292
FirstEnergy Corp.
03/01/2050	3.400%	3,370,000	2,288,023
FirstEnergy Transmission LLC
01/15/2035	5.000%	1,168,000	1,144,776
Jersey Central Power & Light Co.(a)
01/15/2035	5.100%	2,657,000	2,626,011
MidAmerican Energy Co.
02/01/2055	5.300%	2,290,000	2,172,412
NextEra Energy Capital Holdings, Inc.
03/15/2054	5.550%	6,207,000	5,935,059
Oncor Electric Delivery Co. LLC
06/15/2054	5.550%	4,652,000	4,534,240
Pacific Gas and Electric Co.
07/01/2050	4.950%	7,540,000	6,287,110
Virginia Electric and Power Co.
01/15/2034	5.000%	6,486,000	6,405,583
04/01/2053	5.450%	978,000	934,667
Xcel Energy, Inc.
12/01/2049	3.500%	4,907,000	3,352,186
Total			89,299,797
Food and Beverage 2.9%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	10,104,000	9,316,859
Bacardi Ltd.(a)
05/15/2038	5.150%	9,921,000	9,103,131
05/15/2048	5.300%	6,607,000	5,812,422
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Campbell Soup Co.
03/23/2035	4.750%	70,000	67,112
04/24/2050	3.125%	5,253,000	3,441,491
Coca-Cola Co. (The)
01/14/2055	5.200%	4,070,000	3,920,317
J M Smucker Co. (The)
11/15/2053	6.500%	1,661,000	1,795,592
Kraft Heinz Foods Co.
06/01/2046	4.375%	3,315,000	2,710,297
Mars, Inc.(a)
05/01/2055	5.700%	4,662,000	4,654,274
Tyson Foods, Inc.
09/28/2048	5.100%	2,125,000	1,913,691
Total			42,735,186
Health Care 2.3%
Becton Dickinson & Co.
02/08/2034	5.110%	3,720,000	3,713,928
Cigna Corp.
03/15/2050	3.400%	7,444,000	5,019,804
CVS Health Corp.
07/20/2045	5.125%	16,803,000	14,653,979
HCA, Inc.
03/15/2052	4.625%	10,012,000	7,948,649
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	2,926,225
Total			34,262,585
Healthcare Insurance 1.6%
Centene Corp.
03/01/2031	2.500%	2,245,000	1,894,354
UnitedHealth Group, Inc.
07/15/2044	5.500%	15,555,000	15,318,655
04/15/2054	5.375%	6,495,000	6,152,036
Total			23,365,045
Independent Energy 1.1%
APA Corp.(a)
02/15/2055	6.750%	3,405,000	3,332,363
Canadian Natural Resources Ltd.
02/15/2037	6.500%	2,580,000	2,709,883
Diamondback Energy, Inc.
04/18/2064	5.900%	4,337,000	4,071,650
Occidental Petroleum Corp.
10/01/2054	6.050%	7,434,000	6,975,861
Total			17,089,757
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 1.1%
BP Capital Markets America, Inc.
03/17/2052	3.001%	10,166,000	6,439,296
Cenovus Energy, Inc.
02/15/2052	3.750%	6,384,000	4,371,309
Total Capital International SA
06/29/2060	3.386%	1,315,000	861,256
TotalEnergies Capital SA
04/05/2064	5.638%	3,388,000	3,308,703
09/10/2064	5.425%	1,480,000	1,391,530
Total			16,372,094
Life Insurance 1.3%
MetLife, Inc.
07/15/2052	5.000%	4,428,000	4,022,690
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	8,160,000	6,005,334
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
09/30/2059	3.625%	4,833,000	3,267,633
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	9,979,000	6,668,020
Total			19,963,677
Media and Entertainment 1.0%
Fox Corp.
01/25/2049	5.576%	1,950,000	1,826,265
Meta Platforms, Inc.
05/15/2063	5.750%	5,455,000	5,542,934
Warnermedia Holdings, Inc.
03/15/2062	5.391%	9,896,000	7,142,729
Total			14,511,928
Midstream 2.5%
Eastern Energy Gas Holdings LLC
10/15/2054	5.650%	2,267,000	2,184,390
Enbridge, Inc.
04/05/2054	5.950%	5,346,000	5,317,578
Energy Transfer LP
05/15/2054	5.950%	7,374,000	7,049,435
09/01/2054	6.050%	1,650,000	1,603,397
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	3,058,000	2,822,285
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
04/15/2048	4.700%	1,427,000	1,167,336
03/14/2052	4.950%	5,551,000	4,666,827
04/01/2055	5.950%	896,000	863,218
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	3,014,000	2,519,124
Western Gas Partners LP
03/01/2048	5.300%	1,890,000	1,616,927
Williams Companies, Inc. (The)
06/24/2044	5.750%	7,165,000	7,031,972
Total			36,842,489
Natural Gas 0.9%
NiSource, Inc.
02/15/2044	4.800%	7,017,000	6,213,276
05/15/2047	4.375%	1,794,000	1,476,367
04/01/2055	5.850%	2,395,000	2,379,282
Southern California Gas Co.
09/01/2034	5.050%	3,366,000	3,320,520
Total			13,389,445
Pharmaceuticals 3.1%
AbbVie, Inc.
11/06/2042	4.400%	8,582,000	7,578,804
Amgen, Inc.
03/02/2063	5.750%	14,807,000	14,426,128
Bristol-Myers Squibb Co.
02/22/2064	5.650%	9,943,000	9,743,968
Johnson & Johnson
06/01/2054	5.250%	3,230,000	3,243,114
Merck & Co., Inc.
05/17/2053	5.000%	4,275,000	3,948,246
Pfizer, Inc.
12/15/2046	4.125%	9,833,000	8,056,114
Total			46,996,374
Property & Casualty 0.6%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	7,740,000	5,961,161
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	4,435,000	3,237,612
Total			9,198,773
Railroads 1.4%
Burlington Northern Santa Fe LLC
03/15/2055	5.500%	6,465,000	6,432,102
Canadian Pacific Railway Co.
12/02/2051	3.100%	3,980,000	2,590,236

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
08/25/2051	2.900%	4,010,000	2,502,557
08/15/2052	4.050%	6,322,000	4,928,615
Union Pacific Corp.
12/01/2054	5.600%	4,725,000	4,739,370
Total			21,192,880
Restaurants 0.3%
McDonald’s Corp.
09/01/2049	3.625%	4,135,000	3,014,907
04/01/2050	4.200%	1,855,000	1,490,534
Total			4,505,441
Retailers 1.1%
Amazon.com, Inc.
05/12/2051	3.100%	10,604,000	7,204,758
Lowe’s Companies, Inc.
04/01/2052	4.250%	2,224,000	1,738,410
04/01/2062	4.450%	9,987,000	7,763,467
Total			16,706,635
Supermarkets 0.3%
Kroger Co. (The)
09/15/2064	5.650%	5,048,000	4,760,249
Technology 3.6%
Apple, Inc.
02/08/2051	2.650%	14,722,000	9,213,841
Broadcom, Inc.(a)
11/15/2036	3.187%	12,332,000	10,118,399
Cisco Systems, Inc.
02/24/2055	5.500%	4,590,000	4,614,196
Foundry JV Holdco LLC(a)
01/25/2033	5.900%	1,157,000	1,179,005
01/25/2038	6.400%	1,296,000	1,355,344
Intel Corp.
03/25/2050	4.750%	2,466,000	1,985,892
08/12/2051	3.050%	10,355,000	6,087,326
International Business Machines Corp.
02/10/2055	5.700%	3,350,000	3,319,864
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	3,460,000	2,536,036
02/15/2042	3.125%	3,530,000	2,518,366
Oracle Corp.
07/15/2046	4.000%	8,400,000	6,423,760
04/01/2050	3.600%	2,661,000	1,844,122
08/03/2055	6.000%	1,847,000	1,842,673
03/25/2061	4.100%	1,518,000	1,081,686
Total			54,120,510
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.3%
BAT Capital Corp.
08/02/2043	7.079%	4,435,000	4,839,864
Transportation Services 0.7%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	2,462,000	2,476,079
FedEx Corp.(a)
05/15/2050	5.250%	4,040,000	3,571,382
United Parcel Service, Inc.
05/22/2064	5.600%	4,191,000	4,091,662
Total			10,139,123
Wireless 0.5%
T-Mobile US, Inc.
04/15/2050	4.500%	1,670,000	1,387,403
T-Mobile USA, Inc.
11/15/2055	5.875%	2,233,000	2,250,767
Vodafone Group PLC
06/28/2064	5.875%	3,615,000	3,458,814
Total			7,096,984
Wirelines 2.2%
AT&T, Inc.
12/01/2057	3.800%	26,408,000	18,528,369
Verizon Communications, Inc.(c)
04/02/2035	5.250%	3,295,000	3,303,126
Verizon Communications, Inc.
03/22/2041	3.400%	14,500,000	11,152,672
Total			32,984,167
Total Corporate Bonds & Notes (Cost $753,068,148)			691,435,735

Foreign Government Obligations(d) 0.6%

Mexico 0.6%
Mexico Government International Bond
05/04/2053	6.338%	10,495,000	9,567,289
Total Foreign Government Obligations (Cost $10,494,790)			9,567,289

U.S. Treasury Obligations 45.5%

U.S. Treasury
05/15/2033	3.375%	4,909,800	4,650,501
11/15/2033	4.500%	7,387,000	7,564,750
02/15/2036	4.500%	37,500,000	38,595,703
05/15/2038	4.500%	30,000,000	30,562,500
02/15/2039	3.500%	49,000,000	44,651,250
08/15/2040	3.875%	10,000,000	9,348,438
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2025 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2041	4.750%	8,000,000	8,245,000
05/15/2041	4.375%	25,383,000	25,014,153
05/15/2043	2.875%	17,600,000	13,854,500
05/15/2043	3.875%	19,723,500	18,006,939
08/15/2043	4.375%	104,581,000	101,933,793
08/15/2044	3.125%	16,500,000	13,305,703
11/15/2044	3.000%	10,000,000	7,876,563
11/15/2045	3.000%	12,000,000	9,365,625
11/15/2047	2.750%	20,750,000	15,134,531
02/15/2048	3.000%	101,200,000	77,133,375
08/15/2049	2.250%	495,000	319,198
02/15/2050	2.000%	2,900,000	1,754,953
05/15/2050	1.250%	22,250,000	11,048,516
11/15/2050	1.625%	24,800,000	13,496,625
02/15/2051	1.875%	22,000,000	12,756,562
05/15/2051	2.375%	2,600,000	1,700,156
05/15/2052	2.875%	102,497,900	74,423,085
02/15/2053	3.625%	12,877,300	10,847,113
U.S. Treasury(e)
05/15/2047	3.000%	122,157,900	93,832,537
U.S. Treasury(f)
STRIPS
02/15/2040	0.000%	38,410,800	19,925,794
11/15/2041	0.000%	13,661,000	6,434,522
05/15/2043	0.000%	19,069,000	8,252,367
Total U.S. Treasury Obligations (Cost $829,569,109)			680,034,752

Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(g),(h)	93,686,840	93,668,103
Total Money Market Funds (Cost $93,661,303)		93,668,103
Total Investments in Securities (Cost: $1,695,857,505)		1,483,028,047
Other Assets & Liabilities, Net		10,309,891
Net Assets		1,493,337,938
At March 31, 2025, securities and/or cash totaling $10,481,917 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	804	06/2025	USD	94,294,125	1,947,233	—
U.S. Long Bond	19	06/2025	USD	2,228,344	—	(3,374)
U.S. Treasury Ultra Bond	724	06/2025	USD	88,509,000	1,643,398	—
Total					3,590,631	(3,374)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(256)	06/2025	USD	(28,472,000)	—	(357,847)
U.S. Treasury 2-Year Note	(45)	06/2025	USD	(9,322,734)	—	(18,479)
U.S. Treasury 5-Year Note	(68)	06/2025	USD	(7,354,625)	—	(107,983)
U.S. Treasury Ultra 10-Year Note	(101)	06/2025	USD	(11,526,625)	53,730	—
U.S. Treasury Ultra 10-Year Note	(399)	06/2025	USD	(45,535,875)	—	(922,932)
Total					53,730	(1,407,241)

Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, March 31, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2025, the total value of these securities amounted to $79,002,726, which represents 5.29% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2025.

(c)	Represents a security purchased on a when-issued basis.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	108,908,383	93,139,629	(108,379,938)	29	93,668,103	(1,258)	1,268,241	93,686,840
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Long Government/Credit Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7016_12_D01_(05/25)